SECURED BORROWING	12 Months Ended
Dec. 31, 2015
SECURED BORROWING [Abstract]
SECURED BORROWING
19.	SECURED BORROWING

On December 8, 2015, the Company issued RMB417,000 (US$64,374) of secured borrowings with an annual interest rate from 5.0% to 6.0% to third party investors through an underwriter, HengTai Securities Co., Ltd. (“HengTai”). The borrowings have maturity terms ranged from one to five years and are secured by the Group's future leasing revenue from 14 network hospitals. The Company received net proceeds of RMB404,000 (US$62,367), which was net of the refundable security deposit of RMB13,000 (US$2,007) paid to HengTai. The Company incurred issuance cost of  RMB7,506 (US$1,159) which was capitalized as deferred expense and will be recognized as interest expense based on effective interest rate.

As of December 31, 2015, RMB85,112 (US$13,139) of the secured borrowing due within one year was recorded in “accrued expenses and other liabilities”, and the remaining of RMB331,888 (US$51,235) was recorded as “long-term secured borrowing”.

As of December 31 2015, the maturity profile of these secured borrowings is as follows:

	RMB	US$
Within one year	86,000	13,276
Between one and two years	81,000	12,504
Between two and three years	86,000	13,276
Between three and four years	82,000	12,659
Between four and five years	82,000	12,659
	417,000	64,374